UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5178

Name of Fund: Merrill Lynch Equity Dividend Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Equity Dividend Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/2005

Date of reporting period: 02/01/05 - 04/30/05

Item 1 - Schedule of Investments

Merrill Lynch Equity Dividend Fund
Schedule of Investments as of April 30, 2005                   (in U.S. dollars)

Europe                 Industry*                      Shares Held    Common Stocks                                       Value
===================================================================================================================================
France - 1.9%          Oil & Gas - 1.9%                    78,900    Total SA (a)                                       $ 8,750,799
                       ------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in France                        8,750,799
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.1%          Household Durables - 1.1%          252,100    Electrolux AB Series B                               5,118,652
                       ------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Sweden                        5,118,652
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 2.5%  Beverages - 1.2%                   380,800    Diageo Plc                                           5,650,397
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 1.3%                   103,500    BP Plc (a)                                           6,303,150
                       ------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the United Kingdom           11,953,547
                       ============================================================================================================
                                                                     Total Common Stocks in Europe - 5.5%                25,822,998

North America
===================================================================================================================================
Canada - 7.4%          Commercial Banks - 2.1%            117,200    Bank of Montreal                                     5,290,553
                                                          115,600    National Bank Of Canada                              4,827,759
                                                                                                                        -----------
                                                                                                                         10,118,312
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication      160,500    BCE, Inc.                                            3,861,630
                       Services - 0.9%                     15,000    TELUS Corp. Class A                                    449,898
                                                                                                                        -----------
                                                                                                                          4,311,528
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 3.4%              78,100    Alcan, Inc.                                          2,532,002
                                                          107,800    Barrick Gold Corp.                                   2,422,375
                                                          161,700    Cameco Corp.                                         6,348,428
                                                          182,400    Noranda, Inc.                                        3,430,129
                                                          105,200    Placer Dome, Inc.                                    1,408,311
                                                                                                                        -----------
                                                                                                                         16,141,245
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 1.0%                    73,600    EnCana Corp.                                         4,723,490
                       ------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Canada                       35,294,575
===================================================================================================================================
United States - 70.7%  Aerospace & Defense - 5.6%          47,300    General Dynamics Corp.                               4,968,865
                                                           91,400    Northrop Grumman Corp.                               5,012,376
                                                          188,900    Raytheon Co.                                         7,104,529
                                                           55,300    Rockwell Collins, Inc.                               2,537,164
                                                           66,500    United Technologies Corp.                            6,764,380
                                                                                                                        -----------
                                                                                                                         26,387,314
                       ------------------------------------------------------------------------------------------------------------
                       Automobiles - 0.2%                  38,300    General Motors Corp.                                 1,021,844
                       ------------------------------------------------------------------------------------------------------------
                       Beverages - 0.6%                    65,800    The Coca-Cola Co.                                    2,858,352
                       ------------------------------------------------------------------------------------------------------------
                       Capital Markets - 0.9%              29,800    The Bank of New York Co., Inc.                         832,612
                                                           67,300    Morgan Stanley                                       3,541,326
                                                                                                                        -----------
                                                                                                                          4,373,938
                       ------------------------------------------------------------------------------------------------------------
                       Chemicals - 3.1%                    35,100    Air Products & Chemicals, Inc.                       2,061,423
                                                           44,900    The Dow Chemical Co.                                 2,062,257
                                                           62,200    E.I. du Pont de Nemours & Co.                        2,930,242
                                                           84,900    Olin Corp.                                           1,506,126
                                                           45,000    Praxair, Inc.                                        2,107,350

Merrill Lynch Equity Dividend Fund
Schedule of Investments as of April 30, 2005                   (in U.S. dollars)

                       Industry*                      Shares Held    Common Stocks                                       Value
===================================================================================================================================
                                                           91,400    Rohm & Haas Co.                                    $ 3,990,524
                                                                                                                        -----------
                                                                                                                         14,657,922
                       ------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 4.6%            177,812    Bank of America Corp.                                8,008,653
                                                           36,600    SunTrust Banks, Inc.                                 2,665,578
                                                          162,900    U.S. Bancorp                                         4,544,910
                                                           37,300    Wachovia Corp.                                       1,909,014
                                                           74,700    Wells Fargo & Co.                                    4,477,518
                                                                                                                        -----------
                                                                                                                         21,605,673
                       ------------------------------------------------------------------------------------------------------------
                       Computers &                        149,200    Hewlett-Packard Co.                                  3,054,124
                       Peripherals - 1.4%                  49,400    International Business Machines Corp.                3,773,172
                                                                                                                        -----------
                                                                                                                          6,827,296
                       ------------------------------------------------------------------------------------------------------------
                       Consumer Finance - 0.4%             37,500    American Express Co.                                 1,976,250
                       ------------------------------------------------------------------------------------------------------------
                       Containers & Packaging - 0.8%      117,000    Temple-Inland, Inc.                                  3,948,750
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Financial              265,100    Citigroup, Inc.                                     12,449,096
                       Services - 3.5%                    110,300    JPMorgan Chase & Co.                                 3,914,547
                                                                                                                        -----------
                                                                                                                         16,363,643
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication      101,600    BellSouth Corp.                                      2,691,384
                       Services - 2.4%                    144,500    SBC Communications, Inc.                             3,439,100
                                                           84,000    Sprint Corp.                                         1,869,840
                                                           95,600    Verizon Communications, Inc.                         3,422,480
                                                                                                                        -----------
                                                                                                                         11,422,804
                       ------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 8.0%           53,100    Ameren Corp.                                         2,745,270
                                                           56,300    American Electric Power Co., Inc.                    1,982,886
                                                           66,400    Cinergy Corp.                                        2,629,440
                                                           26,300    Consolidated Edison, Inc.                            1,138,264
                                                           80,300    Exelon Corp.                                         3,974,850
                                                           70,800    FPL Group, Inc.                                      2,890,056
                                                           37,100    FirstEnergy Corp.                                    1,614,592
                                                           53,000    PG&E Corp.                                           1,840,160
                                                           77,600    PPL Corp.                                            4,210,576
                                                           44,000    Pinnacle West Capital Corp.                          1,843,600
                                                           98,500    The Southern Co.                                     3,245,575
                                                           93,300    TXU Corp.                                            8,004,207
                                                           52,100    Wisconsin Energy Corp.                               1,837,046
                                                                                                                        -----------
                                                                                                                         37,956,522
                       ------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 0.5%         52,200    Rockwell Automation, Inc.                            2,413,206
                       ------------------------------------------------------------------------------------------------------------
                       Energy Equipment &                 100,800    Halliburton Co.                                      4,192,272
                       Services - 1.5%                     44,600    Schlumberger Ltd.                                    3,051,086
                                                                                                                        -----------
                                                                                                                          7,243,358
                       ------------------------------------------------------------------------------------------------------------
                       Food & Staples                      34,200    Wal-Mart Stores, Inc.                                1,612,188
                       Retailing - 0.3%
                       ------------------------------------------------------------------------------------------------------------

Merrill Lynch Equity Dividend Fund
Schedule of Investments as of April 30, 2005                   (in U.S. dollars)

                       Industry*                      Shares Held    Common Stocks                                       Value
===================================================================================================================================
                       Food Products - 0.8%                36,800    General Mills, Inc.                                $ 1,817,920
                                                           52,500    HJ Heinz Co.                                         1,934,625
                                                                                                                        -----------
                                                                                                                          3,752,545
                       ------------------------------------------------------------------------------------------------------------
                       Gas Utilities - 0.9%                71,400    AGL Resources, Inc.                                  2,470,440
                                                           44,200    KeySpan Corp.                                        1,676,506
                                                                                                                        -----------
                                                                                                                          4,146,946
                       ------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.5%          113,000    Newell Rubbermaid, Inc.                              2,455,490
                       ------------------------------------------------------------------------------------------------------------
                       Household Products - 3.5%           84,700    Clorox Co.                                           5,361,510
                                                           70,300    Kimberly-Clark Corp.                                 4,390,235
                                                          127,100    Procter & Gamble Co.                                 6,882,465
                                                                                                                        -----------
                                                                                                                         16,634,210
                       ------------------------------------------------------------------------------------------------------------
                       Industrial                          41,300    3M Co.                                               3,158,211
                       Conglomerates - 3.1%               321,300    General Electric Co.                                11,631,060
                                                                                                                        -----------
                                                                                                                         14,789,271
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 2.8%                    98,400    Lincoln National Corp.                               4,425,048
                                                           58,600    Marsh & McLennan Cos., Inc.                          1,642,558
                                                          193,294    The St. Paul Travelers Cos., Inc.                    6,919,925
                                                                                                                        -----------
                                                                                                                         12,987,531
                       ------------------------------------------------------------------------------------------------------------
                       Machinery - 2.0%                    51,600    Caterpillar, Inc.                                    4,543,380
                                                           76,300    Deere & Co.                                          4,771,802
                                                                                                                        -----------
                                                                                                                          9,315,182
                       ------------------------------------------------------------------------------------------------------------
                       Media - 0.8%                        44,300    The McGraw-Hill Cos., Inc.                           3,857,644
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 2.5%             107,600    Consol Energy, Inc.                                  4,652,624
                                                           18,200    Newmont Mining Corp.                                   691,054
                                                          150,000    Peabody Energy Corp.                                 6,565,500
                                                                                                                        -----------
                                                                                                                         11,909,178
                       ------------------------------------------------------------------------------------------------------------
                       Multi-Utilities & Unregulated       97,200    Dominion Resources, Inc.                             7,328,880
                       Power - 4.1%                        68,300    Duke Energy Corp.                                    1,993,677
                                                           72,000    Equitable Resources, Inc.                            4,150,080
                                                           69,800    Public Service Enterprise Group, Inc.                4,055,380
                                                           41,000    Sempra Energy                                        1,655,580
                                                                                                                        -----------
                                                                                                                         19,183,597
                       ------------------------------------------------------------------------------------------------------------
                       Multiline Retail - 0.4%             56,000    The May Department Stores Co.                        1,964,480
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 8.1%                    84,988    Chevron Corp.                                        4,419,376
                                                           88,800    ConocoPhillips                                       9,310,680
                                                          271,400    Exxon Mobil Corp.                                   15,477,942
                                                           71,800    Marathon Oil Corp.                                   3,343,726
                                                           65,600    Murphy Oil Corp.                                     5,844,304
                                                                                                                        -----------
                                                                                                                         38,396,028
                       ------------------------------------------------------------------------------------------------------------

Merrill Lynch Equity Dividend Fund
Schedule of Investments as of April 30, 2005                   (in U.S. dollars)

                       Industry*                      Shares Held    Common Stocks                                       Value
===================================================================================================================================
                       Paper & Forest                     122,900    International Paper Co.                            $ 4,214,241
                       Products - 2.1%                      2,127    Neenah Paper, Inc.                                      64,002
                                                           79,300    Weyerhaeuser Co.                                     5,440,773
                                                                                                                        -----------
                                                                                                                          9,719,016
                       ------------------------------------------------------------------------------------------------------------
                       Personal Products - 1.1%           124,600    Avon Products, Inc.                                  4,993,968
                       ------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 2.1%              60,700    Abbott Laboratories                                  2,984,012
                                                           61,700    Bristol-Myers Squibb Co.                             1,604,200
                                                           29,800    Johnson & Johnson                                    2,045,174
                                                           30,800    Merck & Co., Inc.                                    1,044,120
                                                           54,700    Wyeth                                                2,458,218
                                                                                                                        -----------
                                                                                                                         10,135,724
                       ------------------------------------------------------------------------------------------------------------
                       Real Estate - 1.4%                  38,300    Kimco Realty Corp.                                   2,121,437
                                                           33,700    Simon Property Group, Inc.                           2,226,559
                                                           77,500    Taubman Centers, Inc.                                2,294,000
                                                                                                                        -----------
                                                                                                                          6,641,996
                       ------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.4%             79,300    Limited Brands                                       1,720,017
                       ------------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage                  19,500    Freddie Mac                                          1,199,640
                       Finance - 0.3%
                       ------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the United States           334,471,523
                       ============================================================================================================
                                                                     Total Common Stocks in North America - 78.1%       369,766,098

Pacific Basin/Asia
===================================================================================================================================
Australia - 5.3%       Metals & Mining - 5.3%             707,100    Alumina Ltd.                                         3,196,129
                                                          510,000    BHP Billiton Ltd.                                    6,451,336
                                                        1,312,500    BlueScope Steel Ltd.                                 7,891,950
                                                          153,370    Rio Tinto Ltd.                                       4,988,533
                                                          414,600    WMC Resources Ltd.                                   2,580,511
                                                                                                                        -----------
                                                                                                                         25,108,459
                       ------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Australia                    25,108,459
===================================================================================================================================
China - 0.5%           Metals & Mining - 0.5%              40,380    Aluminum Corp. of China Ltd. (a)                     2,205,152
                       ------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in China                         2,205,152
                       ============================================================================================================
                                                                     Total Common Stocks in the Pacific
                                                                     Basin/Asia - 5.8%                                   27,313,611
                       ============================================================================================================
                                                                     Total Common Stocks
                                                                     (Cost - $310,070,988) - 89.4%                      422,902,707

North America                                         Face Amount    Trust Preferred
===================================================================================================================================
United States - 0.3%   Automobiles - 0.3%             $ 2,000,000    Ford Motor Co. Capital Trust II, 6.5% due
                                                                     1/15/2032 (c)                                        1,538,861
                       ------------------------------------------------------------------------------------------------------------
                                                                     Total Trust Preferred
                                                                     (Cost - $2,000,000) - 0.3%                           1,538,861
===================================================================================================================================

Merrill Lynch Equity Dividend Fund
Schedule of Investments as of April 30, 2005                   (in U.S. dollars)

                                   Beneficial
                                     Interest    Short-Term Securities                                                   Value
===================================================================================================================================
                                  $47,520,708    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (b)          $  47,520,708
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Short-Term Securities (Cost - $47,520,708) - 10.1%                47,520,708
===================================================================================================================================
                   Total Investments  (Cost - $359,591,696**) - 99.8%                                                   471,962,276

                   Other Assets Less Liabilities - 0.2%                                                                     930,155
                                                                                                                      -------------
                   Net Assets - 100.0%                                                                                $ 472,892,431
                                                                                                                      =============

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of April 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 359,591,703
                                                                  =============
      Gross unrealized appreciation                               $ 122,632,885
      Gross unrealized depreciation                                 (10,262,312)
                                                                  -------------
      Net unrealized appreciation                                 $ 112,370,573
                                                                  =============

(a)   Depositary Receipts.
(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                        Net            Interest
      Affiliate                                      Activity           Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
           Cash Sweep Series I                      $23,347,610      $   556,570
      Merrill Lynch Liquidity Series, LLC
           Money Market Series                           --          $     1,196
      --------------------------------------------------------------------------

(c)   Convertible Security.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Equity Dividend Fund


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Equity Dividend Fund

Date: June 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Equity Dividend Fund

Date: June 20, 2005


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Equity Dividend Fund

Date: June 20, 2005